Document and Entity Information	0 Months Ended
Oct. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2014
Registrant Name	DREYFUS GROWTH & INCOME FUND INC /NEW/
Central Index Key	0000881780
Amendment Flag	false
Document Creation Date	Feb. 26, 2015
Document Effective Date	Feb. 27, 2015
Prospectus Date	Feb. 27, 2015
DREYFUS GROWTH & INCOME FUND, INC | DREYFUS GROWTH & INCOME FUND, INC
Risk/Return:
Trading Symbol	DGRIX